SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), management has performed an evaluation of subsequent events through the date that the unaudited consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these unaudited consolidated financial statements.

NOTE 15 — SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), management has performed an evaluation of subsequent events through the date that the consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.